New Accounting Pronouncements New Accounting Pronouncements - Additional Details (Details) - USD ($) $ in Millions	Dec. 29, 2018	Sep. 29, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Leases, Future Minimum Payments Due		$ 3,584
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Leases, Future Minimum Payments Due		$ 3,600
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ 350